UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 The Rockefeller Trust Company
Address:              30 Rockefeller Plaza
                      New York, New York 10112

Form 13F File Number:  28-2772

     The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Leyden
Title:  Vice President-Finance and Treasurer
Phone: (212) 649-5940

Signature, Place, and Date of Signing:

/s/ John T. Leyden     New York, New York         May 15, 2000
     [Signature]       [City, State]                  [Date]

Report Type (Check only one.):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



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     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

        Form 13F File Number Name
        28-2813  Rockefeller Financial Services, Inc.